Trade and Other Receivables - Schedule of Allowance for Expected Credit Losses (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance as of January 1	$ 14	$ 13
Accruals for expected credit losses	3	4
Recoveries		(3)
Foreign currency translation adjustment	(1)	(1)
Other movements	(1)	1
Balance as of December 31	$ 15	$ 14